Note 11 - Long-term Debt (Details Textual)																				12 Months Ended
	Sep. 15, 2016 USD ($)	Jun. 30, 2016 USD ($)	Feb. 16, 2016 USD ($)	Dec. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 14, 2015 USD ($)	Sep. 03, 2015 USD ($)	Aug. 04, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jul. 07, 2015 USD ($)	Apr. 21, 2015 USD ($)	Mar. 27, 2015 USD ($)	Jan. 08, 2015 USD ($)	Jul. 04, 2014 USD ($)	Jun. 30, 2014 USD ($)	Apr. 25, 2014 USD ($)	Apr. 16, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 20, 2013 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	May 18, 2016 USD ($)	Mar. 07, 2016 USD ($)
Proceeds from Issuance of Debt																				$ 55,800,000
Repayments of Debt																				80,230,351
Long-term Debt																				400,229,914	$ 424,660,265
Term Loan Financial Covenants, Cash Requirement																				$ 5,174,710
Debt, Weighted Average Interest Rate																				3.03%	2.67%	2.28%
Interest Expense, Debt																				$ 14,149,326	$ 10,175,944	$ 8,746,786
Interest Costs Capitalized																				1,660,802	$ 1,822,443	$ 2,113,297
Long-term Line of Credit																				$ 150,500,000
Maximum [Member]
Proceeds from Issuance of Debt														$ 22,750,000			$ 30,000,000
Value to Term Loan Ratio																				130.00%
Percentage of Total Debt to Total Market Value Adjusted Assets																				80.00%
Percentage of Dividends Paid to Free Cash Flow																				50.00%
Quarterly Commitment Fee Percentage																				0.77%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																				3.00%
Minimum [Member]
Value to Term Loan Ratio																				125.00%
EBITDA to Interest Expense Ratio																				2.5
Quarterly Commitment Fee Percentage																				0.70%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																				0.70%
Term Loan Entered Into on June 20, 2014 [Member]
Proceeds from Issuance of Debt													$ 20,925,000
Term Loan Entered Into on May 17, 2006 [Member]
Repayments of Debt												$ 13,500,000
Term Loan Entered Into on March 7, 2016 [Member] | Maximum [Member]
Long-term Debt																								$ 76,020,000
Term Loan Entered Into on May 18, 2016 [Member] | Maximum [Member]
Long-term Debt																							$ 74,480,000
Term Loan Entered into on January 30, 2009 [Member] | Maximum [Member]
Proceeds from Issuance of Debt	$ 24,600,000
Condition Met At Delivery [Member]
Proceeds from Issuance of Debt																			$ 67,200,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition																			70.00%
Condition Not Being Met [Member]
Proceeds from Issuance of Debt																			$ 62,400,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition																			65.00%
First Tranche [Member] | Term Loan Entered Into on December 20, 2013 [Member]
Proceeds from Issuance of Debt						$ 16,000,000
First Tranche [Member] | Term Loan Entered Into on March 24, 2014 [Member]
Proceeds from Issuance of Debt																		$ 17,150,000
First Tranche [Member] | Term Loan Entered Into on July 4, 2014 [Member]
Proceeds from Issuance of Debt								$ 11,375,000
First Tranche [Member] | Term Loan Entered Into on July 29, 2014 [Member]
Proceeds from Issuance of Debt										$ 25,350,000
First Tranche [Member] | Term Loan Entered Into on December 24, 2015 [Member]
Proceeds from Issuance of Debt				$ 22,400,000
Third Tranche [Member] | Term Loan Entered Into on December 20, 2013 [Member]
Proceeds from Issuance of Debt			$ 15,600,000
Third Tranche [Member] | Term Loan Entered Into on March 24, 2014 [Member]
Proceeds from Issuance of Debt									$ 15,925,000
Third Tranche [Member] | Facility Agreement Entered Into on April 16, 2014 [Member]
Proceeds from Issuance of Debt											$ 15,750,000
Second Tranche [Member] | Term Loan Entered Into on December 20, 2013 [Member]
Proceeds from Issuance of Debt					$ 16,000,000
Second Tranche [Member] | Term Loan Entered Into on March 24, 2014 [Member]
Proceeds from Issuance of Debt															$ 17,150,000
Second Tranche [Member] | Facility Agreement Entered Into on April 16, 2014 [Member]
Proceeds from Issuance of Debt																$ 14,250,000
Second Tranche [Member] | Term Loan Entered Into on July 4, 2014 [Member]
Proceeds from Issuance of Debt							$ 11,375,000
Fourth Tranche [Member] | Term Loan Entered Into on December 20, 2013 [Member]
Proceeds from Issuance of Debt		$ 15,600,000